Annual Total Returns - Asset Manager: Growth Portfolio [BarChart] - 02.28 VIP Asset Manager: Growth Portfolio Initial, Service, Service 2 PRO-12 - Asset Manager: Growth Portfolio - VIP Asset Manager: Growth Portfolio-Initial VIP
Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	15.45%
Annual Return 2013	22.41%
Annual Return 2014	5.87%
Annual Return 2015	0.03%
Annual Return 2016	2.52%
Annual Return 2017	18.73%
Annual Return 2018	(7.65%)
Annual Return 2019	22.83%
Annual Return 2020	17.27%
Annual Return 2021	13.96%